Discontinued operation - Additional Information (Details) - China Mainland Business - Discontinued Operations - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 24, 2022
Discontinued operation
Gain on deconsolidation		$ (5,566)	$ 250,788
Share purchase agreement
Discontinued operation
Exercise price of discontinued operation					$ 0.001
Gain on deconsolidation	$ 152,980
Percentage of ownership interest prior disposal				100.00%
Percentage of ownership interest after disposal				0.00%